Summary of Significant Accounting Policies (Allowance for Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies [Line Items]
Provision for doubtful accounts	$ 1,523	$ 1,743	$ 2,891
Allowance for Tenant Receivables [Member]
Summary of Significant Accounting Policies [Line Items]
Provision for doubtful accounts	$ 1,532	$ 1,676	$ 2,722